Property and equipment - Depreciation allocation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property and equipment	$ 188,003	$ 256,666	$ 356,288
Discontinued operations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property and equipment		159,939	255,597
General and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property and equipment	$ 188,003	$ 96,727	$ 100,691